PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5     PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of	As of
	December 31, 2017	December 31, 2018

At cost:
Buildings	2,693,843	4,382,469
Data center equipment	2,202,247	4,225,963
Leasehold improvement	2,243,691	4,239,601
Furniture and office equipment	36,762	45,057
Vehicles	2,972	4,086
	7,179,515	12,897,176
Less: Accumulated depreciation	(965,758)	(1,534,368)
	6,213,757	11,362,808
Construction in progress	1,951,844	2,632,137
Property and equipment, net	8,165,601	13,994,945
(1)	The carrying amounts of the Company’s property and equipment acquired under capital leases and other financing arrangement at the respective balance sheet dates were as follows:

	As of	As of
	December 31, 2017	December 31, 2018

At cost (note):
Buildings	2,488,522	4,557,081
Data center equipment	192,946	300,960
	2,681,468	4,858,041
Less: Accumulated depreciation	(141,948)	(287,375)
	2,539,520	4,570,666

Note: This item included buildings under construction of RMB476,489 and RMB1,478,612 and data center equipment under construction of RMB180,228 and nil, respectively, as of December 31, 2017 and 2018.

(2)

Depreciation of property and equipment (including assets acquired under capital leases and other financing arrangement) was RMB212,873,  RMB352,480 and RMB682,451 for the years ended December 31, 2016, 2017 and 2018, respectively, and included in the following captions:

	Years ended December 31,
	2016	2017	2018

Cost of revenue	206,724	345,025	674,560
General and administrative expenses	5,425	6,902	7,319
Research and development expenses	724	553	572
	212,873	352,480	682,451

(3)	Property and equipment with net a book value of RMB698,922 and RMB1,716,736 was pledged as security for bank loans (note 9) as of December 31, 2017 and 2018, respectively.

(4)

As of December 31, 2017 and 2018, payables for purchase of property and equipment that are contractually due beyond one year of RMB195,749 and RMB206,591 are recorded in other long-term liabilities in the consolidated balance sheets.